SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Class of Stock [Line Items]
Original share capital authorized	$ 50,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	7,633,620
Ordinary shares, shares outstanding	7,633,620
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	20,366,380	1
Ordinary shares, shares outstanding	20,366,380	1